Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	001-37929
Entity Registrant Name	Myovant Sciences Ltd.
Entity Central Index Key	0001679082
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1343578
Entity Address, Address Line One	50 Broadway
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
City Area Code	44
Local Phone Number	207 400 3351
Title of 12(b) Security	Common Shares, par value $0.000017727 per share
Trading Symbol	MYOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false